UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191

Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)

3909 Rush Mendon Road
Mendon, NY  14506
(Address of principal executive offices)

Christopher Carosa
3909 Rush Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
September 30, 2008
(Unaudited)



                                Number of Shares Historical Cost  Market Value
COMMON STOCKS - 77.78%
-------------

Automotive - 3.06%
   Gentex Corp.                     10,300             147,681         147,290
                                                   -----------     -----------
                                                       147,681         147,290

Banking and Finance - 4.21%
   FIserv, Inc                       3,000              75,229         141,960
   Fannie Mae                        4,200             140,731           6,426
   Fifth Third Bancorp               4,600              96,271          54,740
                                                   -----------     -----------
                                                       312,230         203,126

Biotech - 4.23%
   Genentech Inc                     2,300             154,107         203,964
                                                   -----------     -----------
                                                       154,107         203,964

Commercial Services - 2.48%
   Paychex, Inc.                     3,625             120,153         119,734
                                                   -----------     -----------
                                                       120,153         119,734

Computers - Hardware - 1.49%
   Dell Corp.                        4,350              90,055          71,688
                                                   -----------     -----------
                                                        90,055          71,688

Computers - Networking - 1.78%
   Cisco Systems, Inc.               3,800              55,371          85,728
                                                   -----------     -----------
                                                        55,371          85,728

Computers - Software - 10.37%
   Microsoft Corp.                   6,200             151,626         165,478
   Oracle                           11,000             119,262         223,410
   Synopsis, Inc.                    5,600             115,460         111,720
                                                   -----------     -----------
                                                       386,347         500,608

Electrical Equipment - 5.84%
   Corning Inc.                      9,700             108,147         151,708
   General Electric Co.              5,100             145,357         130,050
                                                   -----------     -----------
                                                       253,504         281,758

Electronics Components - 3.15%
   Tyco Electronics                  5,500             149,751         152,130
                                                   -----------     -----------
                                                       149,751         152,130

Foods & Beverages - 2.33%
   Sensient Technologies             4,000              80,550         112,520
                                                   -----------     -----------
                                                        80,550         112,520

Insurance - 1.97%
   Gallagher Arthur J & Co.          3,700              92,691          94,942
                                                   -----------     -----------
                                                        92,691          94,942

Machinery - 3.02%
   Idex Corp                         4,700             151,555         145,794
                                                   -----------     -----------
                                                       151,555         145,794

Medical Products and Supplies - 6.56%
   Johnson & Johnson                 2,400             136,714         166,272
   Medtronic Inc.                    3,000             147,940         150,300
                                                   -----------     -----------
                                                       284,654         316,572

Office Equipment - 3.11%
   Xerox Corp.                      13,000             177,294         149,890
                                                   -----------     -----------
                                                       177,294         149,890

Oil & Related - 2.51%
   Helmerich & Paine                 2,800              69,200         120,932
                                                   -----------     -----------
                                                        69,200         120,932

Paper and Related Products - 2.03%
   Avery Dennison Corp               2,200             114,734          97,856
                                                   -----------     -----------
                                                       114,734          97,856

Pharmaceuticals - 5.15%
   Mylan Inc.                       10,800             179,051         123,336
   Pfizer Inc.                       6,800             155,526         125,392
                                                   -----------     -----------
                                                       334,577         248,728

Retail - General - 4.42%
   Fred's Inc. Class A              15,000             152,560         213,300
                                                   -----------     -----------
                                                       152,560         213,300

Retail - Specialty - 4.71%
   Fastenal Co                       4,600             160,394         227,194
                                                   -----------     -----------
                                                       160,394         227,194

Semiconductors - 3.05%
   Intel Corp.                       4,100              80,666          76,793
   National Semiconductor Corp       4,100              77,257          70,561
                                                   -----------     -----------
                                                       157,923         147,354

Utilities - Natural Resources - 2.13%
   Chesapeake Utilities Corp         3,100              57,194         102,951
                                                   -----------     -----------
                                                        57,194         102,951
                                                   -----------     -----------
Total Common Stocks - 77.79%                         3,502,527       3,744,059
                                                   -----------     -----------

Cash and Equivalents - 22.35%
   Schwab Adviser Premium Money Market                               1,075,784

Other Assets Less Liabilities - (0.24%)                                (12,136)


TOTAL PORTFOLIO                                      4,584,061       4,813,457
                                                   ===========     ===========


Bullfinch Fund, Inc.
Greater Western New York Series
Schedule of Investments
September, 2008
(Unaudited)

                               Number of Shares  Historical Cost  Market Value

COMMON STOCKS - 81.77%
-------------

Aerospace - 6.70%
   Harris Corporation                  500              24,989          23,100
   Moog, Inc. Class A                  637              15,976          27,315
   Northrop Grumman                    200               2,536          12,108
                                                   -----------     -----------
                                                        43,501          62,523

Airlines - 0.39%
   Southwest Airlines Co.              250               3,447           3,628
                                                   -----------     -----------
                                                         3,447           3,628

Apparel - 1.59%
   Hartmarx Corp                     8,000              31,788          14,800
                                                   -----------     -----------
                                                        31,788          14,800

Automotive - 3.71%
   Monro Muffler Brake Inc           1,500              23,212          34,590
                                                   -----------     -----------
                                                        23,212          34,590

Banking and Finance - 7.06%
   Community Bank System             1,200              23,452          30,180
   M&T Bank Corp.                      400              38,896          35,700
                                                   -----------     -----------
                                                        62,348          65,880

Commercial Services - 2.82%
   Harris Interactive Inc.           6,600              23,306          11,418
   Paychex, Inc.                       450              11,885          14,864
                                                   -----------     -----------
                                                        35,191          26,282

Computers - Distributors - 0.69%
   Ingram Micro                        400               4,230           6,428
                                                   -----------     -----------
                                                         4,230           6,428

Computers - Hardware - 0.62%
   Dell Corp.                          350              10,734           5,768
                                                   -----------     -----------
                                                        10,734           5,768

Computers - Services - 2.44%
   Computer Task Group Inc.          3,500              11,872          22,750
                                                   -----------     -----------
                                                        11,872          22,750

Computers - Software - 2.83%
   Oracle                            1,300              16,642          26,403
                                                   -----------     -----------
                                                        16,642          26,403

Electrical Equipment - 7.20%
   Corning Inc.                      1,900              21,673          29,716
   General Electric Co.                800              23,546          20,400
   Ultralife Corp.                   2,200              12,432          17,050
                                                   -----------     -----------
                                                        57,650          67,166

Electronics Components - 7.30%
   Astronics Corp.                   1,400              15,396          31,976
   IEC Electronics Corp.             4,518               6,984           8,449
   Tyco Electronics                  1,000              27,259          27,660
                                                   -----------     -----------
                                                        49,639          68,085

Foods & Beverages  - 1.84%
   Constellation Brands, Inc.          800               5,017          17,168
                                                   -----------     -----------
                                                         5,017          17,168

Health Care Service Provider - 0.11%
   VirtualScopics Inc.               2,000               2,981           1,020
                                                   -----------     -----------
                                                         2,981           1,020

Industrial Materials - 0.08%
   Servotronics, Inc.                  100                 937             750
                                                   -----------     -----------
                                                           937             750

Machinery - 3.25%
   Columbus McKinnon Corp              100               2,344           2,357
   Idex Corp                           900              29,028          27,918
                                                   -----------     -----------
                                                        31,372          30,275

Medical Products and Supplies - 4.46%
   Greatbatch Technologies             850              18,984          20,859
   Johnson & Johnson                   300              17,108          20,784
                                                   -----------     -----------
                                                        36,092          41,643

Metal Fabrication & Hardware - 1.74%
   Graham Corp.                        300                 911          16,230
                                                   -----------     -----------
                                                           911          16,230

Office Equipment - 2.81%
   Xerox Corp.                       2,275              30,805          26,231
                                                   -----------     -----------
                                                        30,805          26,231

Packaging & Containers - 0.54%
   Mod Pac Corporation               1,500               7,002           5,025
                                                   -----------     -----------
                                                         7,002           5,025

Photographic Equipment and Suppliers - 2.64%
   Eastman Kodak                     1,600              34,170          24,608
                                                   -----------     -----------
                                                        34,170          24,608

Railroads - 3.62%
   Genesee & Wyoming Class A           900               2,522          33,768
                                                   -----------     -----------
                                                         2,522          33,768

Real Estate & Related - 5.36%
   Home Properties, Inc.               400              16,297          23,180
   Sovran Self Storage                 600              23,459          26,814
                                                   -----------     -----------
                                                        39,756          49,994

Retail - Specialty - 3.49%
   Christopher & Banks Corp.           700              12,105           5,369
   Fastenal Co                         550              19,186          27,165
                                                   -----------     -----------
                                                        31,292          32,534

Steel - 4.01%
   Gilbraltar Industries Inc.        2,000              25,111          37,420
                                                   -----------     -----------
                                                        25,111          37,420

Telecommunications - 2.22%
   Frontier Communications           1,800              20,663          20,700
                                                   -----------     -----------
                                                        20,663          20,700

Utilities - Natural Resources - 2.26%
   National Fuel Gas Co.               500              11,250          21,090
                                                   -----------     -----------
                                                        11,250          21,090
                                                   -----------     -----------
Total Common Stocks - 81.77%                           630,138         762,756
                                                   -----------     -----------

Cash and Equivalents - 18.12%
   Schwab Adviser Premium Money Market                                 169,019

Other Assets Less Liabilities - 0.19%                                    1,793


TOTAL PORTFOLIO                                        800,148         932,676
                                                   ===========     ===========

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.


Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 28, 2008


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 28, 2008